Derivative Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Foreign currency contract gains (losses), net	$ 2,510	$ 326	$ (39)